OTHER CURRENT ASSETS - NET	12 Months Ended
Dec. 31, 2016
OTHER CURRENT ASSETS - NET [Abstract]
OTHER CURRENT ASSETS - NET
8.	OTHER CURRENT ASSETS - net

Other current assets consist of the following:

in millions of $	As of December 31,
	2015	2016

VAT recoverable	40.4	28.1
Other receivables – net	15.0	13.1
Prepaid expenses – net	14.4	13.6
Unbilled solar systems integration revenue	3.8	0.6
Income taxes recoverable	0.7	0.2

	74.3	55.6

VAT recoverable represents the excess of VAT expended on purchases over the VAT collected from sales. This amount can be applied against future VAT collected from customers or may be reimbursed by the tax authorities under certain circumstances.

Income taxes  recoverable represent the excess of income taxes paid to tax authority over the current income taxes. This amount can be applied against income taxes in future years or may be reimbursed by the tax authorities.

Unbilled solar systems integration revenue represents amounts recognized as revenue for which invoices have not yet been sent to customers as of the balance sheet date.